Jun-24-03 04:49pm From- T-219 P.002/002 F-428

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

03058150

1-4471

JUN 2 4 2003

June 24, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 26 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Xerox Corporation, Series C mandatory convertible preferred stock, $1.00 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 24, 2003. Tentative listing date – June 25, 2003.

Sincerely,

[signature]